Performance Management - Kensington Defender Fund	Jan. 22, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares (which are not offered in this prospectus) for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s share class over time to the performance of the Fund’s benchmark index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Shareholder reports containing financial and performance information for the Fund will be made available to shareholders semi-annually.Updated performance information and daily NAV per share is available at no cost by calling toll-free 866-303-8623.
Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Bar Chart Closing [Text Block]

Best Quarter(1)	Q1 2024	5.71%
Worst Quarter(1)	Q4 2024	-2.83%

(1)Since Class R Shares are new, the highest and lowest quarterly returns shown here are for Institutional Class Shares. Although invested in the same portfolio of securities, Class R Shares’ returns of the Fund will be lower than Institutional Class Shares’ returns of the Fund as Class R Shares have higher expenses.

Performance Table Heading	Performance TableAverage Annual Total Returns (For periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures when a capital loss occurs upon redemption of Fund shares and provides an assumed tax benefit for the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Phone [Text]	866-303-8623
Kensington Defender Fund Institutional Class
Prospectus [Line Items]
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	Since Class R Shares are new, the highest and lowest quarterly returns shown here are for Institutional Class Shares. Although invested in the same portfolio of securities, Class R Shares’ returns of the Fund will be lower than Institutional Class Shares’ returns of the Fund as Class R Shares have higher expenses.
Bar Chart [Heading]	Institutional Class Performance Bar Chart(1)For Calendar Years Ended December 31
Highest Quarterly Return, Label [Optional Text]	Best Quarter(1)
Highest Quarterly Return	5.71%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter(1)
Lowest Quarterly Return	(2.83%)
Lowest Quarterly Return, Date	Dec. 31, 2024